MAJOR CUSTOMERS/VENDORS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Risks and Uncertainties [Abstract]
MAJOR CUSTOMERS/VENDORS

NOTE 7 – CONCENTRATIONS

Revenue

For the three and nine months ended September 30, 2019, one customer represented 90% and 93% of revenues, respectively.

Accounts Receivable

As of September 30, 2019, one customer represented 20% of accounts receivable and one customer represented 76% of accounts receivable.

NOTE 11 – MAJOR CUSTOMERS/VENDORS

During the year ended December 31, 2018, four customers accounted for 100.0% of total sales.  During the year ended December 31, 2017 there were no sales. Generally, a substantial percentage of the Company's sales has been made to a small number of customers and is typically on an open account basis.

During the years ended December 31, 2018 and 2017, the Company purchased 100.0% of pigment from one vendor. Additionally, during the years ended December 31, 2018 and 2017, the Company purchased 100.0% of canisters from one vendor.

As of December 31, 2018, two customers accounted for 100% of total accounts receivable.